Leases - (Details Narrative) (10-K 2019) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating leases terminating description	The Company has two operating leases with the lease term over one year expiring in March and August 2022.	The Company leased various training centers in the PRC, under operating leases terminating in August 2019 through August 2022.
Rent expense	$ 165,791	$ 268,962	$ 71,478
Operating lease term	1 year	1 year
Operating lease expiring date		Mar. 31, 2022
Operating lease right-of-use assets	$ 301,751	$ 415,770
Operating lease liabilities current	148,877	173,292
Operating lease liabilities non-current	$ 152,874	$ 242,478